CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
CAPITAL MANAGEMENT	Capital Management
IAMGOLD’s objectives when managing capital are to:
•Ensure the Company has sufficient financial capacity to support its operations, current mine development plans, construction projects, and long-term growth strategy;
•Ensure the Company complies with its long-term debt covenants; and
•Protect the Company’s value with respect to market and risk fluctuations.

	Notes	December 31, 2023	December 31, 2022
Cash and cash equivalents		$367.1	$407.8
Capital items:
Long-term debt - Notes[1]	19(b)	$450.0	$450.0
Long-term debt - Term Loan[2]	19(c)	400.0	—
Long-term debt - equipment loans[3]	19(d)	7.3	16.2
Credit facility available for use	19(a)	387.0	26.6
Common shares		2,732.1	2,726.3
		$3,976.4	$3,219.1
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $4.5 million as at December 31, 2023 (December 31, 2022 – $5.5 million) and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative as at December 31, 2023.
3.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.1 million as at December 31, 2023 (December 31, 2022 – $0.1 million).
The Company operates in a capital intensive industry that experiences lengthy development lead times as well as risks associated with capital costs and timing of project completion. Factors affecting these risks, which are beyond the Company’s control, include the availability of resources, the issuance of necessary permits, costs of various inputs and the volatility of the gold price.
The adequacy of the Company’s capital structure is assessed on an ongoing basis and adjusted as necessary after taking into consideration the Company’s strategy, the forward gold price, the mining industry, the capital requirements of the Company's operations and projects, economic conditions and associated risks. In order to maintain or adjust its capital structure, the Company may adjust its capital spending, adjust the amount of dividend distributions, issue new shares, purchase shares for cancellation pursuant to normal course issuer bids, extend its credit facility, issue new debt, repay existing debt, sell all or a portion of one or more of its assets, purchase or sell gold bullion or enter into forward gold sale arrangements.
The Notes indenture contains a restriction on the use of proceeds from the sale of certain assets.
The credit facility agreement contains certain restrictions on the assumption of certain additional debt and the sale of certain assets.